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                   JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A)
                               601 Congress Street
                              Boston, MA 02210-2805

April 6, 2010

Securities and Exchange Commission
100 F Street N.E.
Washington, D.C. 20549

     Re: John Hancock Life Insurance Company (U.S.A.) Separate Account H
         Registration Statement on Form N-4 (File No. 333-146591)

Ladies and Gentlemen:

     On behalf of John Hancock Life Insurance Company (U.S.A.) Separate Account H (the "Registrant"), a separate account of John Hancock Life Insurance Company (U.S.A.) (the "Depositor"), accompanying this letter for filing is Post-Effective Amendment No. 5 ("the Amendment") under the Securities Act of 1933 to the above-mentioned Registration Statement on Form N-4.

     The Amendment is being filed pursuant to Rule 485(a) under the Securities Act of 1933 (the "Act") to: (1) respond to SEC comments received on February 25, 2010; (2) finalize any values that were previously bracketed; (3) update Investment Option information; and (4) designate a new effective date.

     On behalf of the Registrant and John Hancock Distributors LLC, their Principal Underwriter, I have been authorized to request an order to accelerate the effectiveness of the Registration Statement to the earliest possible time on May 3, 2010, and I am hereby making such request. As required by Rule 461(a) of the Act, the Registrant and Principal Underwriter certify that they are aware of their obligations under the Act.

     Please direct any comments and questions regarding the registration statement to me at (617) 663-3192 or in my absence, to Arnold R. Bergman, Chief Counsel - Annuities, at (617) 663-2184.

Very truly yours,


/s/ Thomas J. Loftus

Thomas J. Loftus
Senior Counsel - Annuities